INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Deferred taxes, beginning	R$ 6,803,997	R$ 4,729,632	R$ 4,878,768
Recognized in profit and loss	1,094,263	1,305,927	403,544
Recognized in equity	(1,387,336)	769,162	(559,050)
Use of tax credit in installment program		(724)	(445)
Reverse incorporation			6,815
Deferred taxes, ending	R$ 6,510,924	R$ 6,803,997	R$ 4,729,632